Contingent liability	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Contingent liability
Note 9 - Contingent liability

On April 11, 2022, plaintiff Saman Mollaei filed a putative class action complaint against the Company in the Superior Court of the State of California for the County of San Francisco, which the Company then removed to the United States District Court for the Northern District of California. The complaint alleges that the Company violated Section 637.7 of the California Penal Code by allegedly using electronic tracking devices to determine the location or movements of people without their consent, and plaintiff purports to sue for damages and injunctive relief on behalf of a putative class of California vehicle owners and lessees whose location was allegedly tracked. The Company believes that the case is meritless and moved to dismiss the complaint in its entirety on June 13, 2022. At this preliminary stage, the Company is unable to assess the lawsuit's chances of success but intends to defend it vigorously. Thus, no provision has been made in the financial statements in respect of this claim.